Accrued liabilities and other current payables	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued liabilities and other current payables

Note 10 — Accrued liabilities and other current payables

Accrued liabilities and other current payables consisted of the following:

	As of March 31,
	2023	2022

Advances from customers	$110,244	$4,248
Accrued liabilities	448,093	161,709
Other current payables	18,184	21,141
Accrued expenses and other payables	$576,521	$187,098